16 Borrowings (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 02, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Issue amount	R$ 435,000
Interest (% per year)	8.24%	7.45%
Borrowings	R$ 29,016,976		R$ 24,898,156
Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	November 2019
Issue amount	R$ 1,500,000
Maturity	January 2030
Interest (% per year)	4.50%
Borrowings	R$ 6,090,640
Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	November 2019
Issue amount	R$ 750,000
Maturity	January 2050
Interest (% per year)	5.88%
Borrowings	R$ 3,052,132
Bond [Member]
Disclosure of detailed information about borrowings [line items]
Issue amount	R$ 900,000
Maturity	November 2029
Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 27,651,467		24,161,801
Foreign Currency [Member] | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	May 2010
Issue amount	R$ 350,000
Maturity	May 2020
Interest (% per year)	7.00%
Borrowings			1,370,156
Foreign Currency [Member] | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	May 2010
Issue amount	R$ 400,000
Maturity	May 2020
Interest (% per year)	7.00%
Borrowings			81,434
Foreign Currency [Member] | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	October 2010
Issue amount	R$ 450,000
Maturity	no maturity date
Interest (% per year)	7.38%
Borrowings	R$ 1,025,428		985,767
Foreign Currency [Member] | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	April 2011
Issue amount	R$ 750,000
Maturity	April 2021
Interest (% per year)	5.75%
Borrowings			2,676,195
Foreign Currency [Member] | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	July 2011
Issue amount	R$ 500,000
Maturity	July 2041
Interest (% per year)	7.13%
Borrowings	R$ 2,078,372		1,997,984
Foreign Currency [Member] | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	February 2012
Issue amount	R$ 250,000
Maturity	April 2021
Interest (% per year)	5.75%
Borrowings			980,304
Foreign Currency [Member] | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	February 2012
Issue amount	R$ 250,000
Maturity	no maturity date
Interest (% per year)	7.38%
Borrowings	R$ 1,025,428		985,767
Foreign Currency [Member] | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	May 2012
Issue amount	R$ 500,000
Maturity	May 2022
Interest (% per year)	5.38%
Borrowings	R$ 1,175,799		1,954,177
Foreign Currency [Member] | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	July 2012
Issue amount	R$ 250,000
Maturity	July 2041
Interest (% per year)	7.13%
Borrowings	R$ 1,039,186		998,992
Foreign Currency [Member] | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	February 2014
Issue amount	R$ 500,000
Maturity	February 2024
Interest (% per year)	6.45%
Borrowings	R$ 2,068,790		1,988,773
Foreign Currency [Member] | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	May 2014
Issue amount	R$ 250,000
Maturity	February 2024
Interest (% per year)	6.45%
Borrowings	R$ 1,034,395		994,387
Foreign Currency [Member] | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	October 2017
Issue amount	R$ 500,000
Maturity	January 2023
Interest (% per year)	3.50%
Borrowings	R$ 847,715		1,969,609
Foreign Currency [Member] | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	October 2017
Issue amount	R$ 1,250,000
Maturity	January 2028
Interest (% per year)	4.50%
Borrowings	R$ 5,145,440		4,947,030
Foreign Currency [Member] | Bond [Member]
Disclosure of detailed information about borrowings [line items]
Issue amount	8,450,000
Borrowings	R$ 24,583,325		R$ 21,930,575